Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	SFr 5,370
Number of outstanding warrants, Beginning Balance (Share)	4,254,096
Issuance of warrants	SFr 294	SFr 2,136
Issuance of warrants (Share)	43,321	4,403,294
Fair value (gain)/loss on warrant liability	SFr 15,531	SFr 3,431
Exercise of public and private warrants	SFr (1,344)	SFr (197)
Exercise of public and private warrants (Share)	(279,033)	(149,198)
Warrant liabilities, Ending Balance	SFr 19,851	SFr 5,370
Number of outstanding warrants, Ending Balance (Share)	4,018,384	4,254,096
BCA Warrants
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	SFr 5,370
Issuance of warrants		SFr 2,136
Fair value (gain)/loss on warrant liability	15,364	3,431
Exercise of public and private warrants	(1,344)	(197)
Warrant liabilities, Ending Balance	19,390	SFr 5,370
Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Issuance of warrants	294
Fair value (gain)/loss on warrant liability	167
Warrant liabilities, Ending Balance	SFr 461